Schedule of hedging instrument notional value (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureRiskManagementLineItems [Line Items]
Foreign exchange variation	[1]	$ (2,737)	$ (1,363)	$ (72)
Brazil, Brazil Real
DisclosureRiskManagementLineItems [Line Items]
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2020		469,225
Nonderivative Financial Instruments [member]
DisclosureRiskManagementLineItems [Line Items]
Ending balance		72,640	61,502
Additional hedging relationships designated, designations revoked and hedging instruments re-designated		40,924
Exports affecting the statement of income		(14,354)
Principal repayments / amortization		(15,432)
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2020		84,083
Nonderivative Financial Instruments [member] | Brazil, Brazil Real
DisclosureRiskManagementLineItems [Line Items]
Ending balance		405,370	$ 319,608
Additional hedging relationships designated, designations revoked and hedging instruments re-designated		224,721
Exports affecting the statement of income		(77,269)
Principal repayments / amortization		(83,366)
Foreign exchange variation		$ 21,676

[1]	For more information, see notes 36.3c and 36.3a.